Property	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Property

Properties owned by the Partnership are all mini-storage facilities. Depreciation is calculated using the straight-line method over the estimated useful life of 20 years. Property under capital leases is amortized over the lives of the respective leases. The total cost of property and accumulated depreciation at September 30, 2011 and December 31, 2010 were as follows:

	September 30, 2011	December 31, 2010
Land	$ 2,729,790	$ 2,729,790
Buildings and improvements	11,289,984	11,185,008
Rental trucks under capital leases	210,138	210,138
Total	14,229,912	14,124,936
Less accumulated depreciation	(11,380,833)	(11,360,554)
Property, net	$ 2,849,079	$ 2,764,382